Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	BIOCEPT, INC.
Entity Central Index Key	0001044378
Entity Emerging Growth Company	false
Entity File Number	001-36284
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0943522
Entity Address, Address Line One	9955 Mesa Rim Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	320-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BIOC
Security Exchange Name	NASDAQ